Average Annual Total Returns - Class S - Thrivent Moderately Conservative Allocation Fund	Class S 1 Year	Class S 5 Years	Class S 10 Years	Class S (after taxes on distributions) 1 Year	Class S (after taxes on distributions) 5 Years	Class S (after taxes on distributions) 10 Years	Class S (after taxes on distributions and redemptions) 1 Year	Class S (after taxes on distributions and redemptions) 5 Years	Class S (after taxes on distributions and redemptions) 10 Years	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years	MSCI All Country World Index ex-USA - USD Net Returns(reflects no deduction for fees, expenses or taxes) 1 Year	MSCI All Country World Index ex-USA - USD Net Returns(reflects no deduction for fees, expenses or taxes) 5 Years	MSCI All Country World Index ex-USA - USD Net Returns(reflects no deduction for fees, expenses or taxes) 10 Years
Total	10.43%	7.50%	6.13%	8.98%	6.10%	4.79%	6.50%	5.39%	4.38%	18.40%	15.22%	13.88%	7.51%	4.44%	3.84%	10.65%	8.93%	4.92%